Subsequent Events	6 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20 – SUBSEQUENT EVENTS

On November 17, 2023, the Company announced its new business plan to explore online hospital and chain pharmacies segments in China. The Company plans to acquire online hospital(s) in certain cities of China which provides online medical consultations for initial diagnosis, follow-up consultations, and management of chronic diseases, providing patients with an efficient and convenient solution to manage their health online through their smartphones or computers. In addition to acquire online hospital(s), the Company also plans to acquire multiple independent pharmacies nationwide throughout China, integrating and operating the pharmacies as a chain using our extensive offline resources and IT solutions. The Company plans to build a new type of pharmacy operation and management system, as well as digital operation and sales solutions for its pharmacies, thereby enhancing its competitiveness and overcoming the current difficulties in the industry. As of the date of this report, the Company has not entered into any binding agreement nor letter of intent with regard to acquisition of online hospitals or pharmacies.

On November 16, 2023, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell up to an aggregate of 53,608,910 units (the “Units”), each Unit consisting of one Ordinary Share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Share (“Warrant”) with an initial exercise price of $0.52875, or approximately $1.59 per American depositary share of the Company (“ADS”), at a price of $0.423 per Unit, or approximately $1.27 per ADS for an aggregate purchase price of approximately $22.68 million (the “November Offering”). The net proceeds to the Company from such November Offering was approximately $22.6 million and shall be used by the Company for working capital and general corporate purposes. The November Offering closed on November 21, 2023.

On October 2, 2023, Akso Health Group (the “Company”) entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 35,739,270 units (the “Units”), each Unit consisting of one Ordinary Share of the Company, par value $0.0001 per share (“Share”) and a warrant to purchase one Share (“Warrant”) with an initial exercise price of $0.48875, or approximately $1.47 per American depositary share of the Company (“ADS”), at a price of $0.391 per Unit, or approximately $1.17 per ADS for an aggregate purchase price of approximately $14 million (the “October Offering”). The net proceeds to the Company from such October Offering was approximately $14 million and shall be used by the Company for working capital and general corporate purposes. The October Offering closed on October 17, 2023.